Net borrowings	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Net borrowings
16. Net borrowings

Accounting policies

Borrowings are initially recognised at fair value net of transaction costs and are subsequently reported at amortised cost. Certain bonds are designated in fair value hedge relationship. In these cases, the amortised cost is adjusted for the fair value of the risk being hedged, with changes in value recognised in the income statement. The fair value adjustment is calculated using a discounted cash flow technique based on unadjusted market data.

Bank overdrafts form an integral part of the group’s cash management and are included as a component of net cash and cash equivalents in the consolidated statement of cash flows.

Cash and cash equivalents comprise cash in hand and deposits which are readily convertible to known amounts of cash and which are subject to insignificant risk of changes in value and have an original maturity of three months or less, including money market deposits, commercial paper and investments.

Net borrowings are defined as gross borrowings (short-term borrowings and long-term borrowings plus lease liabilities plus interest rate hedging instruments, cross currency interest rate swaps and funding foreign currency forwards and swaps used to manage borrowings) less cash and cash equivalents.

As a result of the adoption of IFRS 16 on 1 July 2019, net borrowings include leases previously classified as operating leases under IAS 17. Comparative information has not been restated.

	2020 £ million	2019 £ million
Bank overdrafts	170	211
Commercial paper	—	649
Bank and other loans	367	190
Credit support obligations	180	120
US$ 500 million floating bonds due 2020	—	394
US$ 500 million 3% bonds due 2020	—	393
€ 775 million 0% bonds due 2020	711	—
US$ 696 million 4.828% bonds due 2020	566	—
Fair value adjustment to borrowings	1	2
Borrowings due within one year	1,995	1,959
€ 775 million 0% bonds due 2020	—	691
US$ 696 million 4.828% bonds due 2020	—	538
€ 900 million 0.25% bonds due 2021	825	802
US$ 1,000 million 2.875% bonds due 2022(i)	812	785
US$ 300 million 8% bonds due 2022(i)	243	235
US$ 1,350 million 2.625% bonds due 2023	1,096	1,060
€ 600 million 0.125% bonds due 2023	548	533
US$ 500 million 3.5% bonds due 2023	405	393
US$ 600 million 2.125% bonds due 2024	487	—
€ 500 million 1.75% bonds due 2024	456	444
€ 500 million 0.5% bonds due 2024	456	443
US$ 750 million 1.375% bonds due 2025	606	—
€ 600 million 1% bonds due 2025	546	531
€ 850 million 2.375% bonds due 2026	776	755
£ 500 million 1.75% bonds due 2026	496	496
€ 750 million 1.875% bonds due 2027	683	—
€ 500 million 1.5% bonds due 2027	457	445
US$ 500 million 3.875% bonds due 2028	404	391
US$ 1,000 million 2.375% bonds due 2029	804	—
£ 300 million 2.875% bonds due 2029	298	—
US$ 1,000 million 2% bonds due 2030	807	—
€ 1,000 million 2.5% bonds due 2032	911	—
US$ 750 million 2.125% bonds due 2032	603	—
US$ 400 million 7.45% bonds due 2035(i)	325	315
US$ 600 million 5.875% bonds due 2036	483	468
US$ 500 million 4.25% bonds due 2042(i)	402	389
US$ 500 million 3.875% bonds due 2043	400	387
Bank and other loans	260	373
Fair value adjustment to borrowings	201	122
Borrowings due after one year	14,790	10,596
Total borrowings before derivative financial instruments	16,785	12,555
Fair value of cross currency interest rate swaps	(469)	(271)
Fair value of foreign exchange swaps and forwards	(28)	(99)
Fair value of interest rate hedging instruments	(189)	(104)
Lease liabilities(ii)	470	128
Gross borrowings	16,569	12,209
Less: Cash and cash equivalents	(3,323)	(932)
Net borrowings	13,246	11,277

(i)	SEC-registered debt issued on an unsecured basis by Diageo Investment Corporation, a 100% owned finance subsidiary of Diageo plc.

(ii)	In the year ended 30 June 2019 lease liabilities only includes leases that were classified as finance leases under IAS 17 - Leases.
(1) The interest rates shown are those contracted on the underlying borrowings before taking into account any interest rate hedges (see note 15).
(2) Bonds are stated net of unamortised finance costs of £86 million (2019 – £63 million; 2018 – £60 million).
(3) Bonds are reported above at amortised cost with a fair value adjustment shown separately.
(4) All bonds, medium-term notes and commercial paper issued on an unsecured basis by the group’s 100% owned subsidiaries are fully and unconditionally guaranteed on an unsecured basis by Diageo plc.

Gross borrowings before derivative financial instruments are expected to mature as follows:

	2020 £ million	2019 £ million
Within one year	1,995	1,959
Between one and three years	3,013	2,940
Between three and five years	3,134	2,879
Beyond five years	8,643	4,777
	16,785	12,555

During the year the following bonds were issued and repaid:

	2020 £ million	2019 £ million	2018 £ million
Issued
€ denominated	1,594	2,270	1,136
£ denominated	298	496	—
US$ denominated	3,296	—	1,476
Repaid
€ denominated	—	(1,168)	—
US$ denominated	(820)	—	(1,571)
	4,368	1,598	1,041

(a) Reconciliation of movement in net borrowings

	2020 £ million	2019 £ million
At beginning of the year	11,277	9,091
Net increase in cash and cash equivalents before exchange	(2,552)	(54)
Net increase in bonds and other borrowings(i)	4,089	2,331
Change in net borrowings from cash flows	1,537	2,277
Exchange differences on net borrowings	95	22
Other non-cash items(ii)	86	(113)
Adoption of IFRS 16	251	—
Net borrowings at end of the year	13,246	11,277

(i)	In the year ended 30 June 2020, net increase in bonds and other borrowings excludes £6 million cash outflow in respect of derivatives designated in forward point hedges (2019 - £12 million).

(ii)
In the years ended 30 June 2020 other non-cash items are principally in respect of leases of £206 million entered into in the period partially offset by the fair value changes of cross currency interest rate swaps. In the year ended 30 June 2019 other non-cash items are principally in respect of changes in the fair value of borrowings.

(b) Analysis of net borrowings by currency

	2020		2019
	Cash and cash equivalents £ million	Gross borrowings(i) £ million	Cash and cash equivalents £ million	Gross borrowings(i) £ million
US dollar	2,649	(6,300)	88	525
Euro	57	(3,119)	70	(2,910)
Sterling	19	(6,233)	40	(9,308)
Indian rupee	13	(253)	23	(247)
Kenyan shilling	28	(351)	79	(223)
Hungarian forint	3	(239)	4	157
Mexican peso	16	(104)	16	(78)
South African rand	1	(23)	23	(35)
Chinese yuan	207	(1)	249	9
Other(ii)	330	54	340	(99)
Total	3,323	(16,569)	932	(12,209)

(i)	Includes foreign currency forwards and swaps and leases.

(ii)	Includes £100 million (Turkish lira) cash and cash equivalents in cash-pooling arrangements (2019 - £122 million (Turkish lira)).